Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Risk free interest rate	2.27%	3.60%
Volatility	193.50%	208.00%
Expected term (in years)	7 years	10 years
Expected dividends	0.00%	0.00%